BALANCE SHEETS - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 56,319
Loan receivable	3,668,500
Deferred transaction costs	1,401,323
Prepaid and other current assets	155,501
Total current assets	5,281,643
Non-current assets:
Due from related party, non-current	126,275
Property and equipment, net	941
Total non-current assets	127,216
Total assets	5,408,859
Current liabilities:
Accounts payable and accrued expenses	1,483,253
Accrued interest, related parties	955,119
Accrued maintenance fee	360,000
Short-term debt, related parties	19,973,000
Total liabilities	24,748,922
Commitments and Contingencies (Note 4)
Members' deficit:
Additional paid-in capital	9,323,403
Accumulated deficit	(28,665,216)
Total liabilities and stockholders' deficit	5,408,859
Liminatus Pharma, LLC
Current assets:
Cash	56,000	$ 434,000
Loan receivable	3,669,000	819,000
Due from related party, current		126,000
Deferred transaction costs	1,401,000	840,000
Prepaid and other current assets	156,000	22,000
Total current assets	5,282,000	2,241,000
Non-current assets:
Due from related party, non-current	126,000
Property and equipment, net	1,000	1,000
Total non-current assets	127,000	1,000
Total assets	5,409,000	2,242,000
Current liabilities:
Accounts payable and accrued expenses	1,484,000	933,000
Accrued interest, related parties	955,000	616,000
Accrued maintenance fee	360,000
Short-term debt, related parties	19,973,000	16,050,000
Total liabilities	24,749,000	18,036,000
Commitments and Contingencies (Note 4)
Members' deficit:
Additional paid-in capital	4,611,000	4,611,000
Accumulated deficit	(28,665,000)	(25,119,000)
Total members' deficit	(19,340,000)	(15,794,000)
Total liabilities and stockholders' deficit	5,409,000	2,242,000
Class A Member Units | Liminatus Pharma, LLC
Members' deficit:
Members capital	4,547,000	4,547,000
Class B Member Units | Liminatus Pharma, LLC
Members' deficit:
Members capital	167,000	167,000
Non related party
Current liabilities:
Due to related parties	1,782,297
Non related party | Liminatus Pharma, LLC
Current liabilities:
Due to related parties	1,782,000	242,000
Related party
Current liabilities:
Due to related parties	195,253
Short-term debt, related parties	19,973,000
Related party | Liminatus Pharma, LLC
Current liabilities:
Due to related parties	195,000	195,000
Short-term debt, related parties	$ 19,973,000	$ 16,050,000